Investments in associates - Main Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates
Investments in associates	$ 11,746	$ 11,992	$ 1,911
Aeropuertos Ecologicos de Galapagos S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Ecuador	Ecuador
Percentage of ownership	99.90%	99.90%
Investments in associates	$ 1,000	$ 1,000
Navinten S.A.
Investments in associates
Main activity	Duty free operation	Duty free operation
Country of incorporation	Uruguay	Uruguay
Percentage of ownership	49.00%	49.00%
Investments in associates	$ 10,001	$ 10,264
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Perú	Perú
Percentage of ownership	50.00%	47.90%
Others
Investments in associates
Investments in associates	$ 745	$ 728